As filed with the Securities and Exchange Commission on May 15, 2014

Registration No. 2-99584

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 44	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 47	☒

PLAN INVESTMENT FUND, INC.

(Exact Name of Registrant as Specified in Charter)

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (630) 472-7700

Susan A. Pickar

President and Chief Executive Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

ROBERT F. WEBER

Seyfarth Shaw LLP

131 S. Dearborn Street, Suite 2400

Chicago, Illinois 60603

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Participation Certificates.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this post-Effective Amendment No. 44 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakbrook Terrace, State of Illinois, on the 15th day of May, 2014.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Susan A. Pickar, President and Chief Executive
Officer

ATTEST:

/s/ Joseph S. Castellon
Joseph S. Castellon,
Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 44 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Susan A. Pickar Susan A. Pickar	President and Chief Executive Officer (Principal Executive Officer)	May 15, 2014

/s/ Joseph S. Castellon Joseph S. Castellon	Treasurer (Principal Financial and Accounting Officer)	May 15, 2014

*Dorothy A. Coleman Dorothy A. Coleman	Trustee	May 15, 2014

*David A. Cote David A. Cote	Trustee	May 15, 2014

*Nanette P. DeTurk Nanette P. DeTurk	Trustee	May 15, 2014

*Emil D. Duda Emil D. Duda	Trustee	May 15, 2014

*Robert J. Kolodgy Robert J. Kolodgy	Trustee	May 15, 2014

*Alan Krigstein Alan Krigstein	Trustee	May 15, 2014

*Gerard T. Mallen Gerard T. Mallen	Trustee	May 15, 2014

*Vincent P. Price Vincent P. Price	Trustee	May 15, 2014

*Cynthia M. Vice Cynthia M. Vice	Trustee	May 15, 2014

*	Executed on behalf of the indicated Trustees by Joseph S. Castellon, duly appointed attorney-in-fact, pursuant to powers of attorney filed as Exhibit (h)(3) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A No. 2-99584, as filed with the SEC on April 30, 2014.

By:

/s/ Joseph S. Castellon
Joseph S. Castellon,
Attorney-in-fact

This Post-Effective Amendment No. 44 to Registration Statement on Form N-1A No. 2-99584 of Plan Investment Fund, Inc. is filed for the sole purpose of submitting the XBRL Interactive Data File exhibit for the Risk/Return Summaries of the Government/REPO Portfolio and Money Market Portfolio of the Fund filed as part of the Post-Effective Amendment No. 42 on April 30, 2014.

EXHIBITS

101	Risk/Return Summary of Registrant’s Prospectus as an Interactive Data File using eXtensible Business Reporting Language